Commitments and contingencies (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
2017	$ 23,306
2018	23,306
2019	23,306
2020	23,306
2021	7,769
Less interest	15,876
Principal	85,117
Less current portion	17,004	$ 0
Noncurrent portion	$ 68,113	$ 0